LOANS - Corporate Troubled Debt Restructurings (Details) (Corporate, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Financing receivable impaired
Carrying Value	$ 56	$ 169
TDRs involving changes in the amount and/or timing of principal payments	35	74
TDRs involving changes in the amount and/or timing of interest payments	18	72
TDRs involving changes in the amount and/or timing of both principal and interest payments	3	23
Period within which default occurred post-modification	1 year
Number of days past due, default status	60 days
Carrying Value	579	794
TDR in payment default	0	44
Commercial market loans
Financing receivable impaired
Number of days past due, default status	90 days
Commercial and industrial
Financing receivable impaired
Carrying Value	48	130
TDRs involving changes in the amount and/or timing of principal payments	30	55
TDRs involving changes in the amount and/or timing of interest payments	17	58
TDRs involving changes in the amount and/or timing of both principal and interest payments	1	17
Carrying Value	117	197
TDR in payment default	0	27
Financial institutions
Financing receivable impaired
Carrying Value	0	0
TDRs involving changes in the amount and/or timing of principal payments	0	0
TDRs involving changes in the amount and/or timing of interest payments	0	0
TDRs involving changes in the amount and/or timing of both principal and interest payments	0	0
Carrying Value	0	14
TDR in payment default	0	0
Mortgage and real estate
Financing receivable impaired
Carrying Value	8	34
TDRs involving changes in the amount and/or timing of principal payments	5	19
TDRs involving changes in the amount and/or timing of interest payments	1	14
TDRs involving changes in the amount and/or timing of both principal and interest payments	2	1
Carrying Value	107	161
TDR in payment default	0	17
Other
Financing receivable impaired
Carrying Value	0	5
TDRs involving changes in the amount and/or timing of principal payments	0	0
TDRs involving changes in the amount and/or timing of interest payments	0	0
TDRs involving changes in the amount and/or timing of both principal and interest payments	0	5
Carrying Value	355	422
TDR in payment default	$ 0	$ 0